Shareholder Report, Holdings (Details) - C000249078	Aug. 31, 2024
Vanguard Information Technology ETF
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Technology Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Financial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Health Care Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Communication Services Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Consumer Discretionary Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.60%
Industrial Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Consumer Staples Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Energy Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Utilities Select Sector SPDR Fund
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Equity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Technology
Holdings [Line Items]
Percent of Net Asset Value	15.40%
Equity
Holdings [Line Items]
Percent of Net Asset Value	84.10%
XLY C195_20241223_S_SXMEquity Option
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
674599105Energy
Holdings [Line Items]
Percent of Net Asset Value	0.70%
02079K107Communications
Holdings [Line Items]
Percent of Net Asset Value	1.40%
87612E106Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.40%
75513E101Industrials
Holdings [Line Items]
Percent of Net Asset Value	1.90%
H5919C104Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.20%
060505104Financials
Holdings [Line Items]
Percent of Net Asset Value	2.20%
002824100Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.70%
67066G104Technology
Holdings [Line Items]
Percent of Net Asset Value	3.30%
81369Y100Equity
Holdings [Line Items]
Percent of Net Asset Value	84.00%